ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Unrealized losses on available for sale securities	$ (516)	$ (3,579)	$ (4,448)
Disproportionate tax effects from securities available for sale	(5,617)	(5,617)	(5,313)
Unrealized losses on cash flow hedges	(739)	(1,103)	(1,420)
Unrealized losses on settled derivatives	0	(436)	(1,095)
Disproportionate tax effects from cash flow hedges	(1,186)	(1,186)	(844)
Total	$ (8,058)	$ (11,921)	$ (13,120)